Convertible debentures - Schedule of convertible debentures (Details) - USD ($)	Mar. 31, 2026	Mar. 20, 2026	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	May 23, 2025	May 05, 2025	Mar. 28, 2025	Mar. 25, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 31, 2024
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	$ 457,177	$ 2,733,109			$ 702,700			$ 1,683,352	$ 69,890				$ 1,032,744
Value of conversion option		(2,739,338)			(320,000)			(1,954,755)	(30,000)	$ 30,000			(599,770)	$ 320,000
Value of warrants		(2,279,221)			(245,147)			(1,218,875)	(38,702)				(405,656)
Loss on issuance of convertible		2,285,450						1,490,278
Initial recognition of debt	457,177	$ 0			137,553			$ 0	1,188				$ 27,318
Accretion expense	15,320				$ 14,560	$ 2,630	$ 7,426				$ 7,519	$ 14,186
Conversion balance						$ 81,090	159,539				21,178	41,504
Amount converted	(81,090)						(81,079)		(1,188)		$ (21,178)	(27,845)
Balance	0		472,497				$ 78,460		$ 0			$ 13,659		$ 152,113
Unsecured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	334,955
Initial recognition of debt	334,955
Accretion expense	14,833
Balance			349,788
Secured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	122,222
Initial recognition of debt	122,222
Accretion expense	$ 487
Balance			$ 122,709